Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at May. 31, 2022	$ 4,325	$ 2,647,825	$ (3,146,500)	$ (494,350)
Balance, shares at May. 31, 2022	4,324,820
Stock compensation expense		966,214		966,214
Contributed services		18,348		18,348
Discount on note payable to founder		101,221		101,221
Sale of common stock to founder	$ 14	99,986		100,000
Sale of common stock to founder, shares	14,265
Conversion of note payable	$ 102	606,662		606,764
Conversion of note payable, shares	101,806
Net loss			(1,318,431)	(1,318,431)
Balance at May. 31, 2023	$ 4,441	4,440,256	(4,464,931)	(20,234)
Balance, shares at May. 31, 2023	4,440,891
Stock compensation expense		194,846		194,846
Discount on note payable to founder		35,063		35,063
Net loss			(614,405)	(614,405)
Balance at May. 31, 2024	$ 4,441	$ 4,670,165	$ (5,079,336)	$ (404,730)
Balance, shares at May. 31, 2024	4,440,891